Goodwill and Intangible Assets - Narrative (Details)	12 Months Ended
	Jun. 30, 2019 USD ($) unit	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of detailed information about intangible assets [line items]
Number of cash-generating units | unit	1
Impairment of goodwill	$ 0	$ 0	$ 0
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Development costs qualified for capitalization	$ 0
Bottom of range | Acquired developed technology
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period of intangible assets material to entity	1 year
Bottom of range | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period of intangible assets material to entity	3 years
Top of range | Acquired developed technology
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period of intangible assets material to entity	5 years
Top of range | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period of intangible assets material to entity	9 years